Securities - Securities with Unrealized Losses Not Recognized in Income (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Schedule of Available-for-sale Securities [Line Items]
12 Months or less, Fair Value	$ 20,806	$ 92,234
12 Months or less, Unrealized Loss	(57)	(2,905)
More than 12 months, Fair Value	29,027	1,247
More than 12 months, Unrealized Loss	(552)	(125)
Total Fair Value	49,833	93,481
Total Unrealized Loss	(609)	(3,030)
U.S. Treasury Securities and Obligations of U.S. Government Agencies [Member]
Schedule of Available-for-sale Securities [Line Items]
12 Months or less, Fair Value	7,664	30,800
12 Months or less, Unrealized Loss	(17)	(764)
More than 12 months, Fair Value	11,888
More than 12 months, Unrealized Loss	(106)
Total Fair Value	19,552	30,800
Total Unrealized Loss	(123)	(764)
Obligations of States and Political Subdivisions [Member]
Schedule of Available-for-sale Securities [Line Items]
12 Months or less, Fair Value	853	28,428
12 Months or less, Unrealized Loss	(11)	(1,556)
More than 12 months, Fair Value	5,647	968
More than 12 months, Unrealized Loss	(295)	(121)
Total Fair Value	6,500	29,396
Total Unrealized Loss	(306)	(1,677)
Mortgage-backed Securities in Government Sponsored Entities [Member]
Schedule of Available-for-sale Securities [Line Items]
12 Months or less, Fair Value	12,289	32,557
12 Months or less, Unrealized Loss	(29)	(553)
More than 12 months, Fair Value	11,492	279
More than 12 months, Unrealized Loss	(151)	(4)
Total Fair Value	23,781	32,836
Total Unrealized Loss	(180)	(557)
Equity Securities in Financial Institutions [Member]
Schedule of Available-for-sale Securities [Line Items]
12 Months or less, Fair Value		449
12 Months or less, Unrealized Loss		(32)
Total Fair Value		449
Total Unrealized Loss		$ (32)